Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Kyocera Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2010	¥ 1,407,262	¥ 115,703	¥ 163,044	¥ 1,168,122	¥ (51,010)	¥ (50,624)	¥ 1,345,235	¥ 62,027
Comprehensive income:
Net income	130,118			122,448			122,448	7,670
Change in net unrealized gains on securities-net of taxes (Note 3)	8,863				8,767		8,767	96
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	63				52		52	11
Change in pension adjustments-net of taxes (Note 11)	(4,619)				(4,530)		(4,530)	(89)
Change in foreign currency translation adjustments-net of taxes	(33,923)				(28,861)		(28,861)	(5,062)
Total comprehensive income	100,502						97,876	2,626
Cash dividends paid to Kyocera Corporation's shareholders	(22,022)			(22,022)			(22,022)
Cash dividends paid to noncontrolling interests	(1,875)							(1,875)
Purchase of treasury stock (4) in 2013, (69) in 2012 and (8) in 2011	(69)					(69)	(69)
Reissuance of treasury stock (0) in 2013, (0) in 2012 and (0) in 2011	2		0			2	2
Stock option plan of subsidiaries	211		151				151	60
Other	(652)		(859)		(51)		(910)	258
Ending Balance at Mar. 31, 2011	1,483,359	115,703	162,336	1,268,548	(75,633)	(50,691)	1,420,263	63,096
Comprehensive income:
Net income	84,758			79,357			79,357	5,401
Change in net unrealized gains on securities-net of taxes (Note 3)	8,520				8,502		8,502	18
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	(58)				(41)		(41)	(17)
Change in pension adjustments-net of taxes (Note 11)	(8,941)				(8,750)		(8,750)	(191)
Change in foreign currency translation adjustments-net of taxes	(6,429)				(5,538)		(5,538)	(891)
Total comprehensive income	77,850						73,530	4,320
Cash dividends paid to Kyocera Corporation's shareholders	(23,853)			(23,853)			(23,853)
Cash dividends paid to noncontrolling interests	(2,124)							(2,124)
Purchase of treasury stock (4) in 2013, (69) in 2012 and (8) in 2011	(540)					(540)	(540)
Reissuance of treasury stock (0) in 2013, (0) in 2012 and (0) in 2011	3		0			3	3
Stock option plan of subsidiaries	144		103				103	41
Other	(598)		178		(179)		(1)	(597)
Ending Balance at Mar. 31, 2012	1,534,241	115,703	162,617	1,324,052	(81,639)	(51,228)	1,469,505	64,736
Comprehensive income:
Net income	67,351			66,473			66,473	878
Change in net unrealized gains on securities-net of taxes (Note 3)	94,577				94,513		94,513	64
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	8				2		2	6
Change in pension adjustments-net of taxes (Note 11)	(11,677)				(11,111)		(11,111)	(566)
Change in foreign currency translation adjustments-net of taxes	55,468				48,648		48,648	6,820
Total comprehensive income	205,727						198,525	7,202
Cash dividends paid to Kyocera Corporation's shareholders	(22,013)			(22,013)			(22,013)
Cash dividends paid to noncontrolling interests	(2,229)							(2,229)
Purchase of treasury stock (4) in 2013, (69) in 2012 and (8) in 2011	(30)					(30)	(30)
Reissuance of treasury stock (0) in 2013, (0) in 2012 and (0) in 2011	0		0			0	0
Stock option plan of subsidiaries	112		80				80	32
Other	(866)		365		(275)		90	(956)
Ending Balance at Mar. 31, 2013	¥ 1,714,942	¥ 115,703	¥ 163,062	¥ 1,368,512	¥ 50,138	¥ (51,258)	¥ 1,646,157	¥ 68,785